Note Payable	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018
Note and Loan Payable [Abstract]
NOTE PAYABLE

NOTE 11 - NOTE PAYABLE

On October 19, 2017, the Company entered into a loan agreement with a third party entity under which the Company received approximately $232,500, net of fees and expenses of $17,500 recorded as debt discounts and amortized to interest expense over the Note term, in return for issuing a promissory note (the “Note”) in the principal amount of $250,000. The Note bears interest at 12% (18% default rate) per annum and has a maturity date of April 20, 2018. The Note may be prepaid in full or in part with additional premium or penalty. The Note is secured by certain assets of the Company’s CEO, certain assets of Howco and all of the assets of Drone USA as a junior security interest to the first secured interest of the senior lender. Additionally, the loan is guaranteed by the Company’s CEO. For the year ended September 30, 2018, amortization of debt discount amounted to $17,500. On April 20, 2018, the note matured and all principal and unpaid interest was due immediately. The Company has obtained an amendment from lender changing the maturity to October 20, 2018. This loan went into default after October 20, 2018. The Company paid a fee of $10,000 related to the amendment which has been recorded as financing expense.

On September 4, 2018 Porta Pellex the holder of the note above sold and assigned 50% of the face amount to Trillium Partners LP and World Market Ventures LLC. Following the assignment Port Pellex held $125,000 which is the balance at September 30, 2018 and Trillium Partners LP and World Market Ventures each held $62,500 in principal. The assigned notes were restated with a 50% conversion discount from the lowest bid price of the common stock in the 20 days immediately preceding the conversion notice date. The modification was treated as debt extinguishment, for which no gain or loss was incurred.

Trillium Partners LP converted $1,095 in fees, all principal and $6,781 of interest into 35,187,910 common shares on September 19, 2018 at the conversion price of $0.002. The $62,500 of put premium was credited to additional paid in capital in conjunction with the conversion.

World Market Ventures LLC converted principal of $61,481 and $6,657 of interest into 34,500,000 common shares on September 19, 2018 at the conversion price of $0.001975. The $61,481 of put premium was credited to additional paid in capital in conjunction with the conversion. $1,020 of principal and $1,020 of put premium are included in the convertible notes at December 31, 2018.

On October 17, 2018 Porta Pellex assigned $62,500 of the principal balance of its note to Trillium Partners LP along with $7,500 of accrued interest, leaving an unpaid balance of $62,500 plus accrued interest on Porta Pellex’s original note. The assigned portion of the note was restated to provide for conversion of interest and principal into common shares at 50% discount to the lowest bid price over the 20 trading days prior to conversion notification. The modification was treated as debt extinguishment. The modification was treated as stock settled debt in accordance with ASC 480 and $62,500 was recorded as put premium with a charge to interest expense. The assigned note was fully converted for common shares by November 27, 2018.

On October 20, 2018, the balance of the note principal of $62,500 due to Porta Pellex was in default. This default was cured when the final assignment to Jefferson Street Capital LLC was executed (see below).

On October 23, 2018 Porta Pellex assigned $62,500 of the remaining principal balance of its note to Jefferson Street Capital LLC along with $7,500 of accrued interest. The assigned portion of the note was restated to provide for conversion of interest and principal into common shares at the lower of: 50% discount to the lowest bid price over the 20 trading days prior to conversion notification; or 50% of the lowest bid price during the 20 trading days prior to the closing date of the related assignment. This modification was treated as a debt extinguishment. In connection with the issuance of this Note, the Company determined that the terms of the modified Note contain a conversion formula that caused variations in the conversion price resulting in the treatment of the conversion option as a bifurcated derivative to be accounted for at fair value. Accordingly, under the provisions of FASB ASC Topic No. 815-40, “Derivatives and Hedging – Contracts in an Entity’s Own Stock”, the embedded conversion option contained in the convertible instruments were accounted for as derivative liabilities at the date of assignment and shall be adjusted to fair value through earnings at each reporting date. The fair value of the embedded conversion option derivatives were determined using the Binomial valuation model. In connection with this Note, on the initial measurement date of October 23, 2018, the fair values of the embedded conversion option derivative of $78,471 was recorded as derivative liabilities, $15,971 was charged to current period operations as initial derivative expense, and $62,500 was recorded as a debt discount to be amortized into interest expense over the holding period of the restated note.

The assigned note was fully converted for common shares by December 5, 2018.

Following the assignments and conversions into common stock the Porta Pellex note balance was fully liquidated and $1,020 of principal remained in the form of a convertible note balance was held by World Market Ventures LLC as of December 31, 2018.

NOTE 11 - NOTE PAYABLE

On October 19, 2017, the Company entered into a loan agreement with a third party entity under which the Company received approximately $232,500, net of fees and expenses of $17,500 recorded as debt discounts and amortized to interest expense over the Note term, in return for issuing a promissory note (the “Note”) in the principal amount of $250,000. The Note bears interest at 12% (18% default rate) per annum and has a maturity date of April 20, 2018. The Note may be prepaid in full or in part with additional premium or penalty. The Note is secured by certain assets of the Company’s CEO, certain assets of Howco and all of the assets of Drone USA as a junior security interest to the first secured interest of the senior lender. Additionally, the loan is guaranteed by the Company’s CEO. For the year ended September 30, 2018, amortization of debt discount amounted to $17,500. On April 20, 2018, the note matured and all principal and unpaid interest was due immediately. The Company has obtained an amendment from lender changing the maturity to October 20, 2018. This loan went into default after October 20, 2018. The Company paid a fee of $10,000 related to the amendment which has been recorded as financing expense.

On September 4, 2018 Porta Pellex the holder of the note above sold and assigned 50% of the face amount to Trillium Partners LP and World Market Ventures LLC. Following the assignment Port Pellex held $125,000 which is the balance at September 30, 2018 and Trillium Partners LP and World Market Ventures each held $62,500 in principal. The assigned notes were restated with a 50% conversion discount from the lowest bid price of the common stock in the 20 days immediately preceding the conversion notice date. The modification was treated as debt extinguishment, for which no gain or loss was incurred. The modified note was treated as stock settled debt in accordance with ASC 480 and $62,500 was recorded as put premium with a charge to interest expense for each ($125,000 total put premium) of the assigned and restated notes.

Trillium Partners LP converted $1,095 in fees, all principal and $6,781 of interest into 35,187,910 common shares on September 19, 2018 at the conversion price of $0.002. The $62,500 of put premium was credited to additional paid in capital in conjunction with the conversion.

World Market Ventures LLC converted principal of $61,481 and $6,657 of interest into 34,500,000 common shares on September 19, 2018 at the conversion price of $0.001975. The $61,481 of put premium was credited to additional paid in capital in conjunction with the conversion. $1,020 of principal and $1,020 of put premium are included in the convertible notes at September 30, 2018.